UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 75.4%
	Aerospace & Defense - 0.3%
2,000	Rolls-Royce Holdings PLC - ADR (b)	141,200

	Automobiles - 2.5%
16,600	Ford Motor Co.	267,924
21,000	General Motors Co.	787,500
		1,055,424
	Beverages - 3.6%
13,900	The Coca-Cola Co.	563,645
8,400	Constellation Brands, Inc. - Class A (a)	976,164
		1,539,809
	Building Products - 0.7%
11,200	USG Corp. (a)	299,040

	Capital Markets - 2.0%
1,180	BlackRock, Inc.	431,691
11,700	Morgan Stanley	417,573
		849,264
	Chemicals - 1.1%
1,000	Air Products & Chemicals, Inc.	151,280
3,000	Airgas, Inc.	318,330
		469,610
	Commercial Banks - 3.9%
2,220	M&T Bank Corp.	281,940
25,545	Wells Fargo & Co.	1,389,648
		1,671,588
	Construction Materials - 0.7%
2,000	Martin Marietta Materials, Inc.	279,600

	Consumer Finance - 0.9%
4,740	Capital One Financial Corp.	373,607

	Distributors - 0.5%
2,400	Genuine Parts Co.	223,656

	Diversified Financial Services - 1.0%
2,909	Berkshire Hathaway Inc. - Class B (a)	419,827

	Diversified Telecommunication Services - 1.7%
14,511	Verizon Communications Inc.	705,670

	Electric Utilities - 1.5%
4,000	American Electric Power Company. Inc. (AEP)	225,000
2,560	Duke Energy Corp.	196,557
4,300	Eversource Energy	217,236
		638,793
	Electrical Equipment - 1.1%
8,227	Emerson Electric Co.	465,813

	Electronic Equipment, Instruments & Components - 2.4%
14,315	TE Connectivity Ltd. (b)	1,025,240

	Food & Staples Retailing - 4.8%
4,590	Costco Wholesale Corp.	695,362
8,851	CVS Caremark Corp.	913,512
8,400	Whole Foods Market, Inc.	437,472
		2,046,346
	Health Care Providers & Services - 8.5%
3,700	Anthem Inc.	571,317
12,920	Humana Inc.	2,300,018
6,300	UnitedHealth Group Inc.	745,227
		3,616,562
	Hotels, Restaurants & Leisure - 2.0%
8,000	Melco Crown Entertainment Ltd. - ADR (b)	171,680
7,202	Starbucks Corp.	682,029
		853,709
	Household Durables - 1.3%
15,700	KB Home	245,234
7,700	Lennar Corp. - B Shares	316,470
		561,704
	Industrial Conglomerates - 2.8%
7,299	3M Co.	1,203,970

	Internet Software & Services - 4.7%
5,200	Alibaba Group Holding Ltd. - ADR(a)(b)	432,848
6,250	Facebook, Inc. - Class A (a)	513,844
934	Google Inc. - Class A (a)	518,090
934	Google Inc. - Class C (a)	511,832
		1,976,614
	Media - 2.8%
2,950	Comcast Corp. - Special Class A	165,392
2,200	DIRECTV (a)	187,220
2,300	Discovery Communications Inc. - Class A (a)	70,748
2,300	Discovery Communications Inc. - Class C (a)	67,793
3,470	Viacom Inc. - Class A	238,354
4,300	The Walt Disney Co.	451,027
		1,180,534
	Oil, Gas & Consumable Fuels - 2.4%
2,961	Chevron Corp.	310,846
4,000	Noble Energy, Inc.	195,600
3,300	Range Resources Corp.	171,732
9,900	Spectra Energy Corp.	358,083
		1,036,261
	Pharmaceuticals - 2.9%
12,600	Novartis AG - ADR (b)	1,242,486

	Road & Rail - 4.3%
16,866	Union Pacific Corp.	1,826,756

	Semiconductors & Semiconductor Equipment - 0.9%
6,600	Texas Instruments Inc.	377,421

	Specialty Retail - 3.2%
19,343	The TJX Companies, Inc.	1,354,977

	Technology Hardware, Storage & Peripherals - 8.6%
27,636	Apple Inc.	3,438,747
5,800	Diebold, Inc.	205,668
		3,644,415
	Trading Companies & Distributors - 2.2%
22,000	Fastenal Co.	911,570

	TOTAL COMMON STOCKS (Cost $22,712,053)	31,991,466

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.5%
1,700	Simon Property Group, Inc.	332,588
4,100	Ventas, Inc.	299,382
850	WP GLIMCHER	14,136
	TOTAL REITS (Cost $537,527)	646,106

	EXCHANGE TRADED FUNDS - 8.5%
	Investment Companies - 8.5%
16,900	iShares Credit Bond ETF	1,915,953
13,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,691,769
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,546,360)	3,607,722

Principle Trades		Value
	ASSET BACKED SECURITIES - 0.1%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
$48,416	7.707%, 10/02/2021 (Acquired 07/19/2005, Cost $48,452) (c)(d)	53,983
	Federal Express Corp. 1993 Pass Through Trust
2,136	8.760%, 05/22/2015	2,163
	TOTAL ASSET BACKED SECURITIES (Cost $50,589)	56,146

	CORPORATE BONDS - 13.8%
	Beverages - 1.1%
	The Coca-Cola Co.
450,000	1.650%, 11/01/2018	455,652

	Commercial Banks - 1.7%
	Royal Bank of Canada (b)
700,000	2.200%, 07/27/2018	715,323

	Consumer Finance - 0.8%
	Toyota Motor Credit Corp.
350,000	1.250%, 10/05/2017	351,255

	Diversified Financial Services - 1.9%
	Berkshire Hathaway Finance Corp.
300,000	5.400%, 05/15/2018	338,044
450,000	1.550%, 02/09/2018	455,664
		793,708
	Educational Services - 2.1%
	Princeton University
800,000	4.950%, 03/01/2019	896,904

	Food & Staples Retailing - 2.1%
	Wal-Mart Stores, Inc.
800,000	4.125%, 02/01/2019	878,619

	Internet & Catalog Retail - 0.8%
	Amazon.com, Inc.
350,000	1.200%, 11/29/2017	350,285

	Oil, Gas & Consumable Fuels - 1.2%
	CNOOC Finance 2013 Ltd. (b)
450,000	1.750%, 05/09/2018	448,399
	Petroldrill Four Ltd.
25,040	4.620%, 04/15/2016	25,483
		473,882
	Pharmaceuticals - 1.2%
	Eli Lilly & Co.
450,000	5.200%, 03/15/2017	487,636

	Software - 0.9%
	Microsoft Corp.
400,000	0.875%, 11/15/2017	399,140

	Transportation - 0.1%
	The Burlington Northern and Santa Fe Railway Co 2002-1 Pass Through Trust
46,860	5.943%, 01/15/2022	51,337
	TOTAL CORPORATE BONDS (Cost $5,811,894)	5,853,741

	SHORT-TERM INVESTMETNS - 2.9%
	United States Treasuary Bills - 2.9%
79,000	0.040%, 05/28/2015	78,995
29,000	0.010%, 06/04/2015	28,999
19,000	0.013%, 06/11/2015	19,000
3,000	0.010%, 06/25/2015	3,000
6,000	0.027%, 07/02/2015	6,000
7,000	0.022%, 07/09/2015	7,000
10,000	0.028%, 07/16/2015	9,999
10,000	0.035%, 07/23/2015	9,999
31,000	0.035%, 07/30/2015	30,996
10,000	0.052%, 08/06/2015	9,998
15,000	0.045%, 08/13/2015	14,997
48,000	0.070%, 08/27/2015	47,986
892,000	0.075%, 09/03/2015	891,712
33,000	0.088%, 09/10/2015	32,987
14,000	0.095%, 09/17/2015	13,994
12,000	0.108%, 09/24/2015	11,994
	TOTAL US TREASURY BILL (Cost $1,217,723)	1,217,656

	Total Investments (Cost $33,876,146) - 102.2%	43,372,837
	Liabilities in Excess of Other Assets - (2.2)%	(925,441)
	TOTAL NET ASSETS - 100.0%	$42,447,396

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security. The total value of the foreign issued securities is $4,177,176 (9.84% of net assets) at March 31, 2015.
(c)	Restricted Security. The total value of restricted securities is $53,983 (0.1% of net assets) at March 31, 2015.
(d)	Illiquid Security. The total value of illiquid securities is $53,983 (0.1% of net assets) at March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	33,876,146
	Gross unrealized appreciation	10,475,620
	Gross unrealized depreciation	(978,929)
	Net unrealized appreciation	9,496,691

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at March 31, 2015

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	56,146	-	56,146
Common Stocks	31,991,466	-	-	31,991,466
Corporate Bonds	-	5,853,741	-	5,853,741
Exchange Traded Funds	3,607,722	-	-	3,607,722
REITS	646,106	-	-	646,106
Short-Term Investments	-	1,217,656	-	1,217,656
Total**	36,245,294	7,127,543	-	43,372,837

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers between Level 1, Level 2 and Level 3 the period ended March 31, 2015 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the year ended March 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By  /s/ Amoy Van Lowe
                      Amoy Van Lowe, President & Treasurer

Date  May 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Amoy Van Lowe
                      Amoy Van Lowe, President & Treasurer

Date  May 11, 2015